Victory Portfolios II

VictoryShares Hedged Equity Income ETF (HEJD)

Supplement to the Prospectus dated June 17, 2024

The VictoryShares Hedged Equity Income ETF is currently not available for investment.

Victory Portfolios II

VictoryShares Hedged Equity Income ETF (HEJD)

Supplement to the Statement of Additional Information dated June 17, 2024

The VictoryShares Hedged Equity Income ETF is currently not available for investment.